Other Current Assets - Summary of Other Current Assets (Detail) - TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Current Assets [Line Items]
Employee Retention Tax Credit	$ 334,443	$ 334,443
Deferred offering costs	284,867	0
Other current assets	216,104	159,326
Other Assets, Current	$ 835,414	$ 493,769	$ 491,774